Taxation - Analysis of taxation charge for the year (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current tax
Current year	£ 863	£ 634	£ 591
Adjustments in respect of prior years	49	69	20
Current tax	912	703	611
Deferred tax
Origination and reversal of temporary differences	10	167	134
Changes in tax rates	(54)	(371)	(9)
Adjustments in respect of prior years	30	97	(4)
Deferred Tax	(14)	(107)	121
Taxation on profit from continuing operations	898	596	732
United Kingdom
Current tax
Current year	150	131	50
Adjustments in respect of prior years	(3)	71	4
Current tax	147	202	54
Deferred tax
Origination and reversal of temporary differences	29	40	40
Changes in tax rates	(2)	(11)	5
Adjustments in respect of prior years	5	95	13
Deferred Tax	32	124	58
Taxation on profit from continuing operations	179	326	112
Rest of world
Current tax
Current year	713	503	541
Adjustments in respect of prior years	52	(2)	16
Current tax	765	501	557
Deferred tax
Origination and reversal of temporary differences	(19)	127	94
Changes in tax rates	(52)	(360)	(14)
Adjustments in respect of prior years	25	2	(17)
Deferred Tax	(46)	(231)	63
Taxation on profit from continuing operations	£ 719	£ 270	£ 620